Note 5 - Insurance Premium Financing (Details Textual) - Insurance Premium Financing [Member] - USD ($)		10 Months Ended
	Jul. 31, 2022	Apr. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021
Debt Instrument, Face Amount	$ 354,000
Debt Instrument, Interest Rate, Stated Percentage	2.99%
Debt Instrument, Periodic Payment	$ 35,000	$ 35,000
Short-Term Debt, Total			$ 0	$ 247,933	$ 247,933	$ 248,000	$ 0